Income Taxes - Summary of Reconciliation of Income Tax Recovery for Continuing and Discontinued Operations Recognized in Consolidated Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Net loss before tax from continuing operations	$ (122,338)	$ (234,461)	$ (259,465)
Net income before tax from discontinued operations	$ 3,380	$ 27,512	$ 1,550
Combined Canadian statutory income tax rate	26.50%	26.60%	26.70%
Income tax recovery at combined income tax rate	$ (31,524)	$ (55,048)	$ (68,863)
Increase (decrease) in income taxes resulting from:
Unrecorded potential tax benefit arising from current-period losses and other deductible temporary differences	33,238	31,962	29,693
Effect of tax rate differences in foreign subsidiaries	1,101	4,989	4,481
Non-deductible or taxable items	(157)	(696)	6,074
Change in tax rate	(1,455)	1,609	242
Write-off of previously recognized tax losses			22,415
Non-deductible loss (taxable gain) on debt renegociation		24,572	(8,784)
Research and development tax credit	(494)	(740)	(5,072)
Non-taxable gain on disposition of subsidiary (note 6)	(896)	(6,903)
Other	(14)	59	(205)
Total income tax recovery	$ (201)	$ (196)	$ (20,019)